Fair Value Measurements - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Fair Value Disclosures [Line Items]
Fair value of options	$ 25,711	$ 33,789
Fair value of options	61,500		$ 62,400
Liability Instruments Measured At Fair Value [Member]
Fair Value Disclosures [Line Items]
Fair value of options	$ 62,400	$ 95,900
Minimum | Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Discount rate	0.06		0.11
Maximum | Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Discount rate	0.17		0.12